UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue
Suite 2000
Milwaukee, WI 53202
(Address of principal executive offices)--(Zip code)

Brian K. Andrew, President
North Track Funds, Inc.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

With a copy to:

Conrad G. Goodkind
Quarles & Brady, LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (414) 978-6400

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NORTH TRACK FUNDS, INC.
S&P 100 INDEX FUND

SCHEDULE OF INVESTMENTS
July 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS	99.4%
CONSUMER DISCRETIONARY	6.6%
	CBS Corporation		14,147	$448,743
	Clear Channel Communications, Inc.		9,577	353,391
*	Comcast Corporation - Class A		60,020	1,576,725
	Walt Disney Company		38,230	1,261,590
#	Ford Motor Company		36,280	308,743
#	General Motors Corporation		10,879	352,480
	Harrah's Entertainment, Inc.		3,616	306,239
	The Home Depot,Inc.		38,074	1,415,211
	Limited Brands		6,562	158,472
	McDonald's Corporation		23,020	1,101,967
	Target Corporation		16,390	992,742
	Time Warner, Inc.		73,052	1,406,982

				9,683,285
CONSUMER STAPLES	11.6%
	Altria Group, Inc.		40,544	$2,694,960
	Anheuser-Busch Companies, Inc.		14,685	716,187
	Avon Products, Inc.		8,450	304,285
	Campbell Soup Company		4,148	152,771
	Coca-Cola Company		38,786	2,021,138
	Colgate-Palmolive Company		9,923	654,918
#	CVS Caremark Corporation		29,800	1,048,662
	Heinz (H.J.) Company		6,258	273,850
	Kraft Foods, Inc.		30,888	1,011,582
	PepsiCo, Inc.		31,395	2,060,140
	Procter & Gamble Company		60,761	3,758,675
	Sara Lee Corporation		14,174	224,658
	Wal-Mart Stores, Inc.		46,728	2,147,152

				17,068,978
ENERGY	13.0%
	Baker Hughes, Inc.		6,186	$489,003
	Chevron Corporation		41,500	3,538,290
	ConocoPhillips		31,500	2,546,460
	El Paso Energy Corporation		13,591	226,290
	Exxon Mobil Corporation		108,674	9,251,418
	Halliburton Company		17,604	634,096
	Schlumberger Limited		22,728	2,152,796
	Williams Companies, Inc.		11,512	371,262

				19,209,615
FINANCIALS	19.4%
	The Allstate Corporation		11,743	$624,141
	American Express Company		22,956	1,343,844
	American International Group, Inc.		50,035	3,211,246
	Bank of America Corporation		85,604	4,059,342
	The Bank of New York Mellon Corporation		21,855	929,922
	Capital One Financial Corporation		8,000	566,080
	Citigroup, Inc.		95,408	4,443,151
	The Goldman Sachs Group, Inc.		7,874	1,482,989
	The Hartford Financial Services Group, Inc.		6,126	562,796
	JPMorgan Chase & Company		65,933	2,901,711
	Lehman Brothers Holdings, Inc.		10,314	639,468
	Merrill Lynch & Company, Inc.		16,751	1,242,924
	Morgan Stanley		20,282	1,295,411
	Regions Financial Corporation		13,600	408,952
	U.S. Bancorp		33,573	1,005,511
	Wachovia Corporation		36,900	1,742,049
	Wells Fargo & Company		64,358	2,173,370

				28,632,907
HEALTH CARE	10.1%
	Abbott Laboratories		29,760	1,508,534
*	Amgen, Inc.		22,325	1,199,746
	Baxter International,Inc.		12,584	661,918
	Bristol-Myers Squibb Company		37,976	1,078,898
	CIGNA Corporation		5,590	288,668
	Covidien Limited		9,513	389,557
	Johnson & Johnson		55,836	3,378,078
	Medtronic, Inc.		22,232	1,126,496
	Merck & Company Inc.		41,845	2,077,604
	Pfizer, Inc.		135,421	3,183,748

				14,893,247
INDUSTRIALS	12.6%
	3M Company		13,890	$1,235,099
	The Boeing Company		15,222	1,574,411
	Burlington Northern Santa Fe Corporation		6,923	568,655
	Caterpillar, Inc.		12,310	970,028
	FedEx Corporation		5,890	652,259
	General Dynamics Corporation		7,828	614,968
+	General Electric Company		198,414	7,690,527
	Honeywell International,Inc.		15,070	866,676
	Norfolk Southern Corporation		7,567	406,953
	Raytheon Company		8,548	473,217
	Rockwell Automation, Inc.		3,078	215,429
	Tyco International Ltd.		9,513	449,870
	United Parcel Service - Class B		20,380	1,543,174
	United Technologies Corporation		19,226	1,402,921

				18,664,187
INFORMATION TECHNOLOGY	16.9%
*	Apple, Inc.		16,700	$2,200,392
*	Cisco Systems, Inc.		117,095	3,385,216
*	Dell, Inc.		43,790	1,224,806
*	EMC Corporation		40,409	747,971
*	Google, Inc.		4,200	2,142,000
	Hewlett-Packard Company		50,545	2,326,586
	Intel Corporation		112,102	2,647,849
	International Business Machines Corporation		26,388	2,919,832
	Microsoft Corporation		162,448	4,709,368
*	Oracle Corporation		76,397	1,460,711
	Texas Instruments, Inc.		27,673	973,813
*	Xerox Corporation		18,082	315,712

				25,054,256
MATERIALS	2.1%
	Alcoa,Inc.		16,760	$640,232
	Allegheny Technologies, Inc.		1,973	207,027
	Dow Chemical Company		18,435	801,554
	DuPont (E.I.) de Nemours and Company		17,788	831,233
	International Paper Company		8,422	312,204
	Weyerhaeuser Company		4,152	295,788

				3,088,038
TELECOMMUNICATION	5.5%
	AT&T, Inc.		118,939	$4,657,651
	Sprint Nextel Corporation		55,870	1,147,011
	Verizon Communications		56,050	2,388,851

				8,193,513
UTILITIES	1.6%
*	The AES Corporation		12,890	$253,289
	American Electric Power Company, Inc.		7,701	334,916
	Entergy Corporation		3,793	379,148
	Exelon Corporation		12,976	910,266
#	Southern Company		14,529	488,756

				2,366,375

Total Common Stocks
	(Cost $ 87,536,405 )			$146,854,401

SHORT-TERM INVESTMENTS	1.9%

BANKERS ACCEPTANCE	0.0%
\	JP Morgan Chase & Company, Inc.
	5.291%, due 08-08-2007		20,937	$20,855

				20,855
COMMERCIAL PAPER	0.7%
\	Autobahn Funding Corp 4(2)144A
	5.385%, due 08-06-2007		143,114	$142,985
\	Cargill, Inc.
	5.391%, due 08-01-2007		61,012	61,003
\	Cooperative Assn. Tractor, Series A
	5.371%, due 08-01-2007		101,687	101,671
\	Four Winds Funding
	5.401%, due 08-01-2007		183,036	183,008
\	Jacksonville Electric Authority
	5.382%, due 08-07-2007		70,672	70,672
\	Liquid Fundind, Ltd.
	5.377%, due 08-08-2007		81,349	81,240
\	Morgan Stanley Dean Witter
	5.445%, due 02-14-2008		101,687	101,687
\	Queens Health Systems 4(2)144A
	5.346%, due 08-28-2007		162,699	161,905
\	WGL Holding, Inc.
	5.333%, due 08-07-2007		104,737	104,289

				1,008,460
FLOATING RATE NOTE	0.2%
\	Merrill Lynch & Company NTM
	5.440%, due 07-07-2008		152,530	$152,753
\	National City Bank - Bk Note
	5.499%, due 04-18-2008		111,855	111,924

				264,677
MASTER NOTE	0.2%
\	Bank of America Secuities
	5.435%, due 08-01-2007		142,362	$142,362
\	Bear Stearns and Company
	5.575%, due 08-01-2007		139,819	139,819
\	JP Morgan Securities
	5.455%, due 08-15-2007		127,108	127,108

				409,289
REPURCHASE AGREEMENT	0.1%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.25%, due 08-01-2007
	collateralized by FNMA Discount
	Note, 5.27%, due 11-07-2007		104,865	$104,865

				104,865
MONEY MARKET	0.7%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		1,106,267	1,106,267

Total Short-Term Investments				$2,914,413
	(Cost $ 2,914,413 )

TOTAL INVESTMENTS		101.3%		$149,768,814
	(Cost $ 90,450,818 )
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(1.2)%		(1,808,146)
OTHER LIABILITIES, LESS OTHER ASSETS		(0.1)%		(144,681)

NET ASSETS		100.0%		$147,815,987

- This legend show appear on ONLY the last page of each portfolio
*	Non-income producing
+	Designated as collateral against futures and options
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
NYSE ARCA TECH 100 INDEX FUND

SCHEDULE OF INVESTMENTS
July 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.6%
AEROSPACE & DEFENSE		6.5%
	Goodrich Corporation		110,250	$6,935,828
	Lockheed Martin Corporation		110,250	10,857,420
	Raytheon Company		110,250	6,103,440

				23,896,688
BIOTECHNOLOGY		7.5%
*	Amgen, Inc.		110,250	$5,924,835
* #	Biogen Idec, Inc.		110,250	6,233,535
*	Genentech, Inc.		110,249	8,200,321
*	Genzyme Corporation		110,250	6,953,467

				27,312,158
COMMUNICATIONS EQUIPMENT		11.8%
* #	3Com Corporation		110,250	$441,000
*	ADC Telecommunications, Inc.		110,249	2,060,554
#	Alcatel-Lucent ADR		110,250	1,278,900
* #	Arris Group, Inc.		110,250	1,633,905
* #	CIENA Corporation		110,249	4,027,396
*	Cisco Systems, Inc.		110,250	3,187,327
	Corning, Inc.		110,250	2,628,360
#	Harris Corporation		110,251	6,050,575
* #	InterDigital, Inc.		110,250	3,081,488
* #	JDS Uniphase Corporation		110,250	1,579,883
*	Juniper Networks, Inc.		110,250	3,303,090
	Motorola, Inc.		110,250	1,873,147
	Nokia Corp - ADR		110,250	3,157,560
* #	Nortel Networks Corporation		110,250	2,385,810
* #	Packeteer, Inc.		110,250	758,520
	QUALCOMM, Inc.		110,250	4,591,912
*	Tellabs, Inc.		110,250	1,251,338

				43,290,765
COMPUTERS & PERIPHERALS		13.1%
*	Adaptec, Inc.		110,250	$385,875
*	Apple, Inc.		110,251	14,526,672
*	Dell, Inc.		110,250	3,083,693
*	EMC Corporation		110,250	2,040,728
	Hewlett-Packard Company		110,250	5,074,807
+	International Business Machines Corporation		110,250	12,199,162
*	NCR Corporation		110,251	5,757,307
*	Network Appliance, Inc.		110,250	3,124,485
*	QLogic Corporporation		110,251	1,465,236
*	Sun Microsystems, Inc.		110,250	562,275

				48,220,240
ELECTRONIC EQUIPMENT
& INSTRUMENTS		3.8%
*	Agilent Technologies, Inc.		110,250	$4,206,037
*	Coherent, Inc.		110,250	3,191,738
	Jabil Circuit, Inc.		110,250	2,483,933
*	Solectron Corporation		110,250	414,540
#	Tektronix, Inc.		110,250	3,621,712

				13,917,960
HEALTH CARE EQUIPMENT &		3.2%
SUPPLIES
* #	Boston Scientific Corporation		110,250	$1,449,788
#	Medtronic, Inc.		110,250	5,586,367
*	St. Jude Medical, Inc.		110,250	4,756,185

				11,792,340
INTERNET SOFTWARE		4.2%
& SERVICES
*	Digital River, Inc.		110,250	$4,962,352
*	eBay, Inc.		110,250	3,572,100
* #	j2 Global Communications, Inc.		110,250	3,598,560
*	RealNetworks, Inc.		110,250	784,980
* #	Yahoo!, Inc.		110,251	2,563,336

				15,481,328

IT SERVICES		7.1%
	Automatic Data Processing, Inc.		110,250	$5,117,805
*	Computer Sciences Corporation		110,250	6,138,720
* #	DST Systems, Inc.		110,250	8,364,667
	Electronic Data Systems		110,250	2,975,648
	First Data Corporation		110,250	3,504,847

				26,101,687

LIFE SCIENCES TOOLS & SERVICES		4.9%
	Applera Corporation -
	Applied Biosystems Group		110,250	3,442,005
* #	Millipore Corporation		110,250	8,666,752
*	Thermo Fisher Scientific, Inc.		110,250	5,756,153

				17,864,910

OFFICE ELECTRONICS		0.5%
*	Xerox Corporation		110,250	$1,924,965

PHARMACEUTICALS		2.6%
	Biovail Corporation		110,250	$2,104,673
	Novartis AG - ADR		110,250	5,947,987
*	ViroPharma, Inc.		110,250	1,416,713

				9,469,373

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT		16.1%
#	Altera Corporation		110,250	$2,557,800
	Analog Devices, Inc.		110,250	3,908,362
	Applied Materials, Inc.		110,250	2,429,910
*	Broadcom Corporation - Class A		110,251	3,617,335
* #	Cypress Semiconductor Corporation		110,250	2,762,865
	Intel Corporation		110,250	2,604,105
#	KLA-Tencor Corporation		110,250	6,261,097
* #	Kulicke & Soffa Industries, Inc.		110,250	1,031,940
* #	Lam Research Corporation		110,250	6,376,860
#	Linear Technology Corporation		110,250	3,930,413
*	LSI Corporation		110,250	793,800
	Maxim Integrated Products, Inc.		110,250	3,494,925
* #	Micron Technology, Inc.		110,250	1,308,668
	National Semiconductor Corporation		110,251	2,865,423
* #	Novellus Systems, Inc.		110,250	3,144,330
* #	Standard Microsystems Corporation		110,250	3,681,248
* #	Teradyne, Inc.		110,250	1,729,823
	Texas Instruments, Inc.		110,250	3,879,697
	Xilinx, Inc.		110,250	2,756,250

				59,134,851
SOFTWARE		18.3%
*	Adobe Systems, Inc.		110,249	$4,441,932
*	Amdocs Limited		110,250	3,989,947
* #	Autodesk, Inc.		110,251	4,671,335
*	BEA Systems, Inc.		110,250	1,364,895
*	BMC Software, Inc.		110,250	3,166,380
	CA, Inc.		110,250	2,765,070
*	Cadence Design Systems, Inc.		110,250	2,359,350
* #	Check Point Software Technologies Ltd.		110,250	2,685,690
*	Citrix Systems, Inc.		110,250	3,987,742
*	Cognos, Inc.		110,250	4,423,230
*	Compuware Corporation		110,250	1,028,633
*	Electronic Arts, Inc.		110,250	5,362,560
*	McAfee, Inc.		110,250	3,953,565
*	Mentor Graphics Corporation		110,250	1,324,103
	Microsoft Corporation		110,250	3,196,147
* #	Novell, Inc.		110,250	739,778
*	Oracle Corporation		110,250	2,107,980
* #	Red Hat, Inc.		110,250	2,295,405
#	SAP AG - ADR		110,250	5,944,680
* #	Sybase, Inc.		110,250	2,615,130
*	Symantec Corporation		110,251	2,116,819
*	Synopsys, Inc.		110,250	2,696,715

				67,237,086

Total Common Stocks
	(Cost $ 321,339,898 )			$365,644,351

SHORT-TERM INVESTMENTS		22.0%

BANKERS ACCEPTANCE		0.3%
\	JP Morgan Chase & Company, Inc.
	5.291%, due 08-08-2007		910,887	$907,287

				907,287
COMMERCIAL PAPER		11.9%
\	Autobahn Funding Corp 4(2)144A
	5.385%, due 08-06-2007		6,226,241	$6,220,658
\	Cargill, Inc.
	5.391%, due 08-01-2007		2,654,359	2,653,962
\	Cooperative Assn. Tractor, Series A
	5.371%, due 08-01-2007		4,423,931	4,423,271
\	Four Winds Funding
	5.401%, due 08-01-2007		7,963,077	7,961,882
\	Jacksonville Electric Authority
	5.382%, due 08-07-2007		3,074,633	3,074,633
\	Liquid Fundind, Ltd.
	5.377%, due 08-08-2007		3,539,145	3,534,394
\	Morgan Stanley Dean Witter
	5.445%, due 02-14-2008		4,423,931	4,423,931
\	Queens Health Systems 4(2)144A
	5.346%, due 08-28-2007		7,078,290	7,043,772
\	WGL Holding, Inc.
	5.333%, due 08-07-2007		4,556,649	4,537,158

				43,873,661
FLOATING RATE NOTE		3.1%
\	Merrill Lynch & Company NTM
	5.440%, due 07-07-2008		6,635,897	$6,645,612
\	National City Bank - Bk Note
	5.499%, due 04-18-2008		4,866,325	4,869,303

				11,514,915
MASTER NOTE
\	Bank of America Secuities	4.9%	6,193,504	$6,193,504
	5.435%, due 08-01-2007
\	Bear Stearns and Company		6,082,906	6,082,906
	5.575%, due 08-01-2007
\	JP Morgan Securities		5,529,914	5,529,914
	5.455%, due 08-15-2007
				17,806,324

REPURCHASE AGREEMENT
\	Bank of America Securities LLC	1.2%
	Triparty Repurchase Agreement
	5.25%, due 08-01-2007
	collateralized by FNMA Discount
	Note, 5.27%, due 11-07-2007		4,562,221	$4,562,221

MONEY MARKET		0.6%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		2,313,314	$2,313,314

	Total Short-Term Investments			80,977,722
	(Cost $ 80,977,722 )

TOTAL INVESTMENTS		121.6%		446,622,073
	(Cost $ 402,317,620 )
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(21.4)%		(78,664,408)
OTHER LIABILITIES,
	LESS OTHER ASSETS	(0.2)%		(661,527)
NET ASSETS		100.0%		367,296,138

*	Non-income producing
+	Designated as collateral against futures
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS
July 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.8%
CONSUMER DISCRETIONARY		13.7%
CBS Corporation			26,680	$846,290
Cedar Fair, Limited Parternship			28,690	824,264
Dow Jones and Company, Inc.			10,440	599,047
Harrah's Entertainment, Inc.			5,060	428,531
McDonald's Corporation			10,660	510,294
Newell Rubbermaid, Inc.			23,635	625,146
Snap-on, Inc.			10,970	574,060
Starwood Hotels & Resorts Worldwide, Inc.			8,070	508,087
Tupperware Brands Corporation			30,270	787,323
Whirlpool Corporation			3,060	312,457

				6,015,499
CONSUMER STAPLES		13.3%
Altria Group, Inc.			11,340	$753,770
Anheuser-Busch Companies, Inc.			12,800	624,256
ConAgra Foods, Inc.			36,285	919,825
Kimberly-Clark Corporation			16,330	1,098,519
Loews Corporation-Carolina Group			10,156	769,723
Reynolds American, Inc.			12,050	737,098
SUPERVALU, Inc.			11,820	492,539
UST, Inc.			7,970	426,794

				5,822,524
ENERGY		10.3%
BP plc ADR			6,810	$472,614
Chevron Corporation			6,860	584,884
ConocoPhillips			6,230	503,633
Exxon Mobil Corporation			5,830	496,308
Global Santa Fe Corporation			6,550	469,701
Marathon Oil Corporation			8,640	476,928
Occidental Petroleum Corporation			6,860	389,099
Royal Dutch Shell plc ADR			2,200	174,416
Sunoco, Inc.			5,360	357,619
TransCanada Corporation			16,400	593,680

				4,518,882
FINANCIALS		15.2%
ACE Limited			12,500	$721,500
Apartment Investment & Management Company			10,540	445,315
Bank of America Corporation			18,600	882,012
Citigroup, Inc.			18,050	840,589
Crescent Real Estate Equities Company			20,310	458,600
Highwoods Properties, Inc.			10,210	332,131
Rayonier, Inc.			9,000	381,060
Wachovia Corporation			20,350	960,723
Wells Fargo & Company			25,870	873,630
XL Capital Ltd.-Class A			9,700	755,242

				6,650,802
HEALTH CARE		13.3%
Abbott Laboratories			8,330	$422,248
Biovail Corporation			44,430	848,169
Bristol-Myers Squibb Company			28,960	822,753
Hillenbrand Industries, Inc.			12,620	795,565
Johnson & Johnson			15,850	958,925
Merck & Company, Inc.			14,630	726,379
Pfizer, Inc.			36,011	846,619
Wyeth			8,130	394,468

				5,815,126
INDUSTRIALS		11.7%
Deluxe Corporation			19,570	$738,963
Emerson Electric Company			8,510	400,566
General Electric Company			18,590	720,548
Honeywell International, Inc.			2,620	150,676
Hubbel, Inc.-Class B			7,410	427,187
Pitney Bowes, Inc.			18,640	859,304
R. R. Donnelley & Sons Company			11,280	476,693
Textron, Inc.			2,100	237,069
The Timkin Company			10,500	350,700
Waste Management, Inc.			20,850	792,925

				5,154,631
INFORMATION TECHNOLOGY		7.7%
Diebold, Inc.	Inc.		14,470	$733,195
International Business Machines Corporation			9,984	1,104,729
Intel Corporation			21,180	500,272
Microchip Technology, Inc.			10,510	381,618
Microsoft Corporation			22,090	640,389

				3,360,203
MATERIALS		5.1%
Bemis Company, Inc.			11,590	$341,557
MeadWestvaco Corporation			12,800	416,512
Packaging Corporation of America			16,160	412,403
PPG Industries, Inc.			2,000	152,540
Southern Copper Corporation			8,260	930,985

				2,253,997
TELECOMMUNICATION		4.8%
AT&T, Inc.			23,695	$927,896
Citizens Communications Company			29,670	428,138
Verizon Communications			17,610	750,538

				2,106,572
UTILITIES		4.7%
MDU Resources Group, Inc.			14,955	$407,673
NSTAR			24,413	767,789
OGE Energy Corporation			10,200	338,130
TECO Energy, Inc.			33,050	533,427

				2,047,019

Total Common Stocks
(Cost $ 40,780,036 )				$43,745,255

SHORT-TERM INVESTMENTS		0.1%

MONEY MARKET
Highmark Diversified Money Market Fund,
Fiduciary Shares			60,212	60,212

Total Short-Term Investments				60,212
(Cost $ 60,212 )

TOTAL INVESTMENTS		99.9%		43,805,467
(Cost $ 40,840,248 )
OTHER ASSETS, LESS LIABILITIES
		0.1%		25,095
NET ASSETS		100.0%		43,830,562

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. HEALTH CARE 100 PLUS FUND

SCHEDULE OF INVESTMENTS
July 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.5%
BIOTECHNOLOGY		12.6%
*	Amgen, Inc.		43,390	$2,331,779
* #	Amylin Pharmaceuticals, Inc.		4,515	209,993
* #	Biogen Idec, Inc.		10,170	575,012
*	Celgene Corporation		14,580	882,965
* #	Cephalon, Inc.		2,463	185,070
*	Genentech, Inc.		17,566	1,306,559
*	Genzyme Corporation		10,109	637,575
*	Gilead Sciences, Inc.		35,124	1,307,667
*	Human Genome Sciences, Inc.		3,298	25,591
*	ImClone Systems, Inc.		2,000	65,800
*	Millennium Pharmaceuticals, Inc.		11,599	117,034
*	Neurocrine Biosciences, Inc.		67	681
* #	OSI Pharmaceuticals, Inc.		1,850	59,644
*	Vertex Pharmaceuticals, Inc.		4,900	158,270

				7,863,640
HEALTH CARE EQUIPMENT		18.0%
AND SUPPLIES
* #	Advanced Medical Optics, Inc.		1,900	$57,437
#	Alcon, Inc.		2,915	397,898
	Bausch & Lomb, Inc.		2,029	129,714
	Baxter International, Inc.		28,537	1,501,046
	Beckman Coulter, Inc.		5,160	365,431
	Becton Dickinson and Company		11,572	883,638
* #	Boston Scientific Corporation		52,634	692,137
	C. R. Bard, Inc.		4,022	315,606
#	Cooper Companies. Inc.		1,500	75,195
*	Cytyc Corporation		4,296	180,862
	Dade Behring Holdings, Inc.		3,200	239,520
	DENTSPLY International, Inc.		5,362	195,659
*	Edwards Lifesciences Corporation		2,018	92,747
	Hillenbrand Industries, Inc.		5,505	347,035
* #	Hologic, Inc.		1,900	98,420
*	Hospira, Inc.		5,950	230,087
*	IDEXX Laboratories, Inc.		1,105	110,787
	Immucor, Inc.		2,300	71,668
* #	Intuitive Surgical, Inc.		1,450	308,284
* #	Kinetic Concepts, Inc.		1,900	116,812
	Medtronic, Inc.		43,080	2,182,864
*	ResMed, Inc.		2,800	120,344
* #	Respironics, Inc.		2,670	122,153
	STERIS Corporation		9,509	260,071
*	St. Jude Medical, Inc.		13,124	566,169
	Stryker Corporation		10,848	677,241
*	Varian Medical Systems, Inc.		4,744	193,555
*	Zimmer Holdings, Inc.		9,092	706,994

				11,239,374
HEALTH CARE PROVIDERS		17.8%
AND SERVICES
	Aetna, Inc.		24,000	$1,153,680
*	Apria Healthcare Group, Inc.		8,994	235,823
#	Brookdale Senior Living, Inc.		1,700	68,017
	CIGNA Corporation		15,034	776,356
*	Community Health Systems, Inc.		3,550	138,095
*	Coventry Health Care, Inc.		5,947	331,902
*	DaVita, Inc.		4,024	213,030
* #	Express Scripts, Inc.-Class A		8,780	440,141
#	Health Management Associates, Inc.-Class A		8,319	67,051
*	Health Net, Inc.		4,240	210,050
*	Henry Schein, Inc.		3,350	182,039
*	Humana, Inc.		6,382	409,022
* #	Laboratory Corporation of America Holdings		4,480	330,848
	LifePoint Hospitals, Inc.		1,800	53,190
*	Lincare Holdings, Inc.		2,977	106,249
	Manor Care, Inc.		6,088	385,675
*	Medco Health Solutions, Inc.		10,720	871,214
*	Patterson Companies, Inc.		4,856	174,185
*	Pediatrix Medical Group, Inc.		1,700	91,732
#	Quest Diagnostics, Inc.		5,842	324,056
	Sierra Health Services, Inc.		1,900	77,216
* #	Tenet Healthcare Corporation		16,350	84,693
	UnitedHealth Group, Inc.		49,999	2,421,452
	Universal Health Services, Inc. - Class B		1,799	94,340
* #	WellCare Health Plans, Inc.		1,300	131,638
*	Wellpoint, Inc.		23,220	1,744,286

				11,115,980
LIFE SCIENCES TOOLS & SERVICES		3.7%
* #	Affymetrix, Inc.		2,167	$52,831
	Applera Corporation -
	Applied Biosystems Group		13,652	426,216
*	Charles River Laboratories International, Inc.		2,457	125,749
*	Covance, Inc.		2,372	167,392
* #	Invitrogen Corporation		1,729	124,142
* #	Millipore Corporation		2,000	157,220
	Pharmaceutical Product Development, Inc.		3,836	128,506
*	Techne Corporation		1,265	71,169
*	Thermo Fisher Scientific, Inc.		16,200	845,802
*	Waters Corporation		3,850	224,301

				2,323,328
PHARMACEUTICALS		47.4%
	Abbott Laboratories		56,725	$2,875,390
	Allergan, Inc.		8,786	510,730
*	Barr Pharmaceuticals, Inc.		4,168	213,485
	Bristol-Myers Squibb Company		73,202	2,079,669
	Eli Lilly and Company		36,204	1,958,274
*	Endo Pharmaceuticals Holdings, Inc.		4,950	168,350
*	Forest Laboratories, Inc.		12,133	487,747
	Johnson & Johnson		103,500	6,261,750
*	King Pharmaceuticals, Inc.		8,903	151,440
#	Medicis Pharmaceutical Corporation		1,712	48,843
	Merck & Company, Inc.		83,750	4,158,187
*	MGI Pharma, Inc.		2,700	67,581
	Mylan Laboratories, Inc.		19,941	319,654
*	Par Pharmaceutical Companies, Inc.		720	17,057
	Pfizer, Inc.		262,016	6,159,996
	Schering-Plough Corporation		55,342	1,579,461
#	Valeant Pharmaceuticals International		2,836	44,497
* #	Watson Pharmaceuticals, Inc.		3,659	111,307
	Wyeth		49,403	2,397,034

				29,610,452
Total Common Stocks
	(Cost $ 47,488,254 )			62,152,774

SHORT-TERM INVESTMENTS		7.5%

BANKERS ACCEPTANCE		0.1%
\	JP Morgan Chase & Company, Inc.
	5.291%, due 08-08-2007		51,913	$51,708

				51,708
COMMERCIAL PAPER		4.0%
\	Autobahn Funding Corp 4(2)144A
	5.385%, due 08-06-2007		354,846	$354,528
\	Cargill, Inc.
	5.391%, due 08-01-2007		151,277	151,255
\	Cooperative Assn. Tractor, Series A
	5.371%, due 08-01-2007		252,129	252,091
\	Four Winds Funding
	5.401%, due 08-01-2007		453,831	453,763
\	Jacksonville Electric Authority
	5.382%, due 08-07-2007		175,229	175,229
\	Liquid Fundind, Ltd.
	5.377%, due 08-08-2007		201,703	201,432
\	Morgan Stanley Dean Witter
	5.445%, due 02-14-2008		252,129	252,129
\	Queens Health Systems 4(2)144A
	5.346%, due 08-28-2007		403,406	401,438
\	WGL Holding, Inc.
	5.333%, due 08-07-2007		259,692	258,582

				2,500,447
FLOATING RATE NOTE		1.1%
\	Merrill Lynch & Company NTM
	5.440%, due 07-07-2008		378,193	$378,747
\	National City Bank - Bk Note
	5.499%, due 04-18-2008		277,341	277,511

				656,258
MASTER NOTE		1.6%
\	Bank of America Secuities
	5.435%, due 08-01-2007		352,980	$352,980
\	Bear Stearns and Company
	5.575%, due 08-01-2007		346,676	346,676
\	JP Morgan Securities
	5.455%, due 08-15-2007		315,161	315,161

				1,014,817
REPURCHASE AGREEMENT		0.4%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.25%, due 08-01-2007
	collateralized by FNMA Discount
	Note, 5.27%, due 11-07-2007		260,010	$260,010

MONEY MARKET		0.3%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		168,805	$168,805

Total Short-Term Investments				4,652,045
	(Cost $ 4,652,045 )

TOTAL INVESTMENTS		107.0%		66,804,819
	(Cost $ 52,140,299 )
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(7.2)%		(4,483,240)
OTHER ASSETS,
LESS OTHER LIABILITIES		0.2%		105,110

NET ASSETS		100.0%		62,426,689

as of 4-30-04 - This legend show appear on ONLY the last page of each portfolio
*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
DOW JONES U.S. FINANCIAL 100 PLUS FUND

SCHEDULE OF INVESTMENTS
July 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS -		99.5%
CAPITAL MARKETS		16.4%
	Ameriprise Financial, Inc.		7,100	$427,917
	The Bank of New York Mellon Corporation		23,415	996,308
	Bear Stearns Companies, Inc.		2,417	292,989
	The Charles Schwab Corporation		21,158	425,911
* #	E*TRADE Financial Corporation		8,540	158,161
	Franklin Resources, Inc.		3,465	441,337
	The Goldman Sachs Group, Inc.		7,679	1,446,263
#	Janus Capital Group, Inc.		3,670	110,320
	Legg Mason, Inc.		2,654	238,860
	Lehman Brothers Holdings, Inc.		11,008	682,496
	Merrill Lynch & Company, Inc.		17,054	1,265,407
	Morgan Stanley		20,142	1,286,469
	Northern Trust Corporation		3,999	249,777
	State Street Corporation		8,133	545,155
	T. Rowe Price Group, Inc.		5,402	281,606

				8,848,976
COMMERCIAL BANKS		17.8%
#	BB&T Corporation		11,222	$419,927
	Comerica, Inc.		3,161	166,458
#	Commerce Bancshares, Inc.		3,615	160,687
	Compass Bancshares, Inc.		2,602	180,267
#	Fifth Third Bancorp		9,650	355,988
#	First Horizon National Corporation		2,396	76,001
	Huntington Bancshares, Inc.		6,957	133,574
	KeyCorp		7,967	276,375
	M&T Bank Corporation		1,528	162,411
	Marshall & Ilsley Corporation		4,785	197,190
#	National City Corporation		11,050	324,760
	PNC Financial Services Group		7,158	477,081
#	Popular, Inc.		4,816	63,523
	Regions Financial Corporation		14,574	438,240
	SunTrust Banks, Inc.		7,303	571,825
#	Synovus Financial Corporation		5,428	151,767
#	TCF Financial Corporation		2,314	56,901
	U.S. Bancorp		36,640	1,097,368
	Wachovia Corporation		39,881	1,882,782
	Wells Fargo & Company		65,976	2,228,010
#	Zions Bancorporation		2,138	159,388
				9,580,523
CONSUMER FINANCE		4.1%
	American Express Company		22,174	$1,298,066
	Capital One Financial Corporation		8,658	612,640
	SLM Corporation		5,400	265,518
				2,176,224
DIVERSIFIED FINANCIAL SERVICES		25.2%
	Bank of America Corporation		94,172	$4,465,636
	The CIT Group, Inc.		7,959	327,752
	Citigroup, Inc.		104,215	4,853,292
*	Intercontinental Exchange, Inc.		1,200	181,356
	JPMorgan Chase & Company		71,778	3,158,950
	Moody's Corporation		4,700	252,860
	NYSE Euronext		3900	300,378
				13,540,224
INSURANCE		24.2%
	ACE Limited		9,561	$551,861
	AFLAC, Inc.		10,143	528,653
	The Allstate Corporation		12,724	676,281
	Ambac Financial Group, Inc.		2,059	138,262
	American Financial Group, Inc.		5,700	160,113
	American International Group, Inc.		47,724	3,062,926
#	Aon Corporation		5,233	209,529
	W. R. Berkley Corporation		9,300	273,606
	The Chubb Corporation		8,280	417,395
	Cincinnati Financial Corporation		3,058	119,874
	Everest Re Group, Ltd.		1,242	122,027
	Genworth Financial Inc.		9,000	274,680
	The Hartford Financial Services Group, Inc.		8,365	768,492
	Lincoln National Corporation		5,825	351,364
	Loews Corporation		13,024	617,338
	Marsh & McLennan Companies		11,226	309,276
#	MBIA, Inc.		2,669	149,731
	MetLife, Inc.		9,390	565,466
	Ohio Casualty Corporation		3,800	164,958
	Old Republic International Corporation		4,097	75,221
	Principal Financial Group, Inc.		5,615	316,630
	The Progressive Corporation		14,076	295,314
	Prudential Financial, Inc.		11,856	1,050,797
#	SAFECO Corporation		5,087	297,437
	Torchmark Corporation		1,867	114,895
	The Travelers Companies, Inc.		13,755	698,479
	Unum Group		14,038	341,123
	Willis Group Holdings Limited		2,100	85,239
	XL Capital Ltd. Class A		3,632	282,788
				13,019,755
REAL ESTATE INVESTMENTS TRUSTS (REITS)		5.6%
	Archstone Communities Trust		4,555	261,503
#	Avalonbay Communities, Inc.		1,540	166,274
	Boston Properties, Inc.		2,450	231,500
#	Developers Diversified Realty Corporation		2,500	120,000
#	Duke Realty Corporation		2,692	88,001
	Equity Residential		5,942	236,551
	Health Care Property Investors, Inc.		4,000	108,960
#	Host Hotels & Resorts, Inc.		10,600	223,872
	iStar Financial, Inc.		2,450	89,008
	Kimco Realty Corporation		4,400	164,252
#	Plum Creek Timber Company, Inc.		3,536	137,409
	Potlatch Corporation		3,700	161,653
	Public Storage, Inc.		2,600	182,234
	Simon Property Group, Inc.		4,634	400,980
	SL Green Realty Corporation		1,200	145,704
#	Vornado Realty Trust		2,890	309,317
				3,027,218
THRIFTS AND MORTGAGE FINANCE		6.2%
#	Countrywide Financial Corporation		12,136	$341,871
	Fannie Mae		20,214	1,209,606
	Freddie Mac		13,736	786,661
#	MGIC Investment Corporation		1,582	61,160
#	New York Community Bancorp, Inc.		5,520	89,590
	Radian Group, Inc.		1,458	49,149
#	Sovereign Bancorp, Inc.		6,573	125,807
	Washington Mutual, Inc.		18,296	686,649
				3,350,493

Total Common Stocks
	(Cost $ 41,775,464 )			$53,543,413

SHORT-TERM INVESTMENTS		6.8%

BANKERS ACCEPTANCE		0.1%
\	JP Morgan Chase & Company, Inc.
	5.291%, due 08-08-2007		40,279	$40,120

				40,120
COMMERCIAL PAPER		3.6%
\	Autobahn Funding Corp 4(2)144A
	5.385%, due 08-06-2007		275,324	$275,077
\	Cargill, Inc.
	5.391%, due 08-01-2007		117,376	117,358
\	Cooperative Assn. Tractor, Series A
	5.371%, due 08-01-2007		195,626	195,597
\	Four Winds Funding
	5.401%, due 08-01-2007		352,127	352,074
\	Jacksonville Electric Authority
	5.382%, due 08-07-2007		135,960	135,960
\	Liquid Fundind, Ltd.
	5.377%, due 08-08-2007		156,501	156,291
\	Morgan Stanley Dean Witter
	5.445%, due 02-14-2008		195,626	195,626
\	Queens Health Systems 4(2)144A
	5.346%, due 08-28-2007		313,001	311,475
\	WGL Holding, Inc.
	5.333%, due 08-07-2007		201,495	200,633

				1,940,091
FLOATING RATE NOTE		0.9%
\	Merrill Lynch & Company NTM
	5.440%, due 07-07-2008		293,439	$293,868
\	National City Bank - Bk Note
	5.499%, due 04-18-2008		215,188	215,320

				509,188
MASTER NOTE		1.5%
\	Bank of America Secuities
	5.435%, due 08-01-2007		273,876	$273,876
\	Bear Stearns and Company
	5.575%, due 08-01-2007		268,986	268,986
\	JP Morgan Securities
	5.455%, due 08-15-2007		244,532	244,532

				787,394
REPURCHASE AGREEMENT		0.4%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.25%, due 08-01-2007
	collateralized by FNMA Discount
	Note, 5.27%, due 11-07-2007		201,741	$201,741

MONEY MARKET		0.3%
	Highmark Diversified Money
	Market Fund, Fiduciary Shares		182,084	182,084

Total Short-Term Investments				3,660,618
	(Cost $ 3,660,618 )

TOTAL INVESTMENTS		106.3%		57,204,031
	(Cost $ 45,436,082 )
LESS COLLATERAL HELD FOR
SECURITIES ON LOAN		(6.5)%		(3,478,534)
OTHER ASSETS,
LESS OTHER LIABILITIES		0.2%		97,762

NET ASSETS		100.0%		53,823,259

as of 4-30-04 - This legend show appear on ONLY the last page of each portfolio
*	Non-income producing
#	Loaned security
\	Security purchased with cash received to collateralize loaned securities

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
July 31, 2007

		Number	Market
		of Shares	Value

UNDERLYING FUNDS	99.9%

Dow Jones U.S. Financial 100
Plus Fund - Class F		1,343,302	$17,543,524
Dow Jones U.S. Health Care 100
Plus Fund - Class F *		1,538,441	19,599,741
NYSE Arca Tech 100 Index Fund
- Class F *		760,865	20,627,043

Total Common Stocks			57,770,308
(Cost $ 47,178,879 )

TOTAL INVESTMENTS	99.9%		57,770,308
(Cost $ 47,178,879 )
OTHER ASSETS,
LESS LIABILITIES	(0.1)%		74,631

NET ASSETS	100.0%		57,844,939

* Non-income producing

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
GENEVA GROWTH FUND

SCHEDULE OF INVESTMENTS
July 31, 2007

			Number
			of Shares	Market
			or Par Value	Value

COMMON STOCKS		99.4%
AUTOS & TRANSPORTATION		3.9%
#	C. H. Robinson Worldwide, Inc.		84,675	$4,119,439
#	Expeditors International of Washington, Inc.		103,840	4,639,571

				8,759,010
CONSUMER DISCRETIONARY		20.4%
* #	Bed Bath & Beyond, Inc.		89,060	$3,085,038
*	Coach, Inc.		118,555	5,389,510
* #	Dick's Sporting Goods, Inc.		96,325	5,416,355
*	Electronic Arts, Inc.		69,745	3,392,397
#	Fastenal Company		128,425	5,788,115
* #	LKQ Corporation		97,830	2,781,307
	Manpower, Inc.		43,230	3,417,332
* #	O'Reilly Automotive, Inc.		180,085	5,998,631
* #	Panera Bread Company		80,570	3,274,365
#	PETsMART, Inc.		143,050	4,624,806
* #	Tractor Supply Company		65,300	3,103,056

				46,270,912
FINANCIAL SERVICES		14.8%
* #	Affiliated Managers Group, Inc.		36,270	$4,098,510
#	CME Group, Inc.		6,573	3,631,582
#	Commerce Bancorp, Inc.		111,780	3,739,041
	East West Bancorp, Inc.		54,570	2,000,536
#	Eaton Vance Corporation		66,495	2,783,481
	FactSet Research Systems, Inc.		83,205	5,490,698
*	Fiserv, Inc.		105,645	5,220,976
	Global Payments, Inc.		93,355	3,491,477
*	Jones Lang LaSalle, Inc.		28,870	3,169,349

				33,625,650
HEALTH CARE		24.4%
	C. R. Bard, Inc.		40,010	$3,139,585
* #	Cerner Corporation		76,000	4,018,120
* #	Covance, Inc.		76,950	5,430,362
*	Coventry Health Care, Inc.		52,700	2,941,187
	DENTSPLY International, Inc.		98,260	3,585,507
* #	Healthways, Inc.		87,345	3,816,977
* #	Hologic, Inc.		48,870	2,531,466
*	IDEXX Laboratories, Inc.		52,855	5,299,242
* #	Kyphon, Inc.		57,790	3,792,180
* #	ResMed, Inc.		114,325	4,913,689
* #	Stericycle, Inc.		141,180	6,768,169
#	Stryker Corporation		80,110	5,001,267
*	Varian Medical Systems, Inc.		98,840	4,032,672

				55,270,423
OTHER ENERGY		7.7%
	Apache Corporation		32,490	$2,626,492
*	FMC Technologies, Inc.		42,310	3,872,211
#	Smith International, Inc.		93,415	5,736,615
	XTO Energy, Inc.		97,666	5,325,727

				17,561,045
PRODUCER DURABLES		8.3%
	Donaldson Company, Inc.		80,570	$2,931,942
	IDEX Corporation		99,375	3,598,369
	Joy Global, Inc.		96,050	4,753,515
	Lincoln Electric Holdings, Inc.		31,365	2,257,966
	Roper Industries, Inc.		86,330	5,178,073

				18,719,865
TECHNOLOGY		19.9%
*	Adobe Systems, Inc.		115,090	$4,636,976
* #	Akamai Technologies, Inc.		80,835	2,745,157
*	Amdocs Limited		143,510	5,193,627
#	Amphenol Corporation		121,005	4,145,631
* #	ANSYS, Inc.		121,220	3,156,569
*	Citrix Systems, Inc.		140,720	5,089,842
*	Cognizant Technology Solutions Corporation		63,950	5,178,671
* #	Digital River, Inc.		55,520	2,498,955
*	Intuit, Inc.		138,360	3,962,630
	L-3 Commmunications Holdings, Inc.		58,800	5,736,528
*	Trimble Navigation Limited		84,540	2,792,356

				45,136,942

Total Common Stocks				$225,343,847
	(Cost $ 170,946,840 )

SHORT-TERM INVESTMENTS		40.3%

BANKERS ACCEPTANCE		0.4%
\	JP Morgan Chase & Company, Inc.
	5.291%, due 08-08-2007		1,034,983	$1,030,892

				1,030,892
COMMERCIAL PAPER		22.0%
\	Autobahn Funding Corp 4(2)144A
	5.385%, due 08-06-2007		7,074,476	$7,068,132
\	Cargill, Inc.
	5.391%, due 08-01-2007		3,015,976	3,015,525
\	Cooperative Assn. Tractor, Series A
	5.371%, due 08-01-2007		5,026,627	5,025,878
\	Four Winds Funding
	5.401%, due 08-01-2007		9,047,929	9,046,573
\	Jacksonville Electric Authority
	5.382%, due 08-07-2007		3,493,506	3,493,506
\	Liquid Fundind, Ltd.
	5.377%, due 08-08-2007		4,021,302	4,015,903
\	Morgan Stanley Dean Witter
	5.445%, due 02-14-2008		5,026,627	5,026,627
\	Queens Health Systems 4(2)144A
	5.346%, due 08-28-2007		8,042,604	8,003,383
\	WGL Holding, Inc.
	5.333%, due 08-07-2007		5,177,426	5,155,280

				49,850,807
FLOATING RATE NOTE		5.8%
\	Merrill Lynch & Company NTM
	5.440%, due 07-07-2008		7,539,941	$7,550,980
\	National City Bank - Bk Note
	5.499%, due 04-18-2008		5,529,290	5,532,674

				13,083,654
MASTER NOTE		8.9%
\	Bank of America Secuities
	5.435%, due 08-01-2007		7,037,278	$7,037,278
\	Bear Stearns and Company
	5.575%, due 08-01-2007		6,911,613	6,911,613
\	JP Morgan Securities
	5.455%, due 08-15-2007		6,283,284	6,283,284

				20,232,175
REPURCHASE AGREEMENT		2.3%
\	Bank of America Securities LLC
	Triparty Repurchase Agreement
	5.25%, due 08-01-2007
	collateralized by FNMA Discount
	Note, 5.27%, due 11-07-2007		5,183,757	$5,183,757

MONEY MARKET		0.9%
	Highmark Diversified Money Market Fund,
	Fiduciary Shares		1,993,629	1,993,629

	Total Short-Term Investments			$91,374,914
	(Cost $ 91,374,914 )

TOTAL INVESTMENTS		139.7%		316,718,761
	(Cost $ 262,321,754 )
LESS COLLATERAL HELD FOR SECURITIES
	ON LOAN	(39.4)%		(89,381,285)
OTHER LIABILITIES
	LESS OTHER ASSETS	(0.3)%		(600,547)
NET ASSETS		100.0%		226,736,929

as of 4-30-04 - This legend show appear on ONLY the last page of each portfolio
*	Non-income producing
#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

	Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
July 31, 2007

		Number
		of Shares	Market
		or Par Value	Value

COMMON STOCKS	99.8%
CONSUMER DISCRETIONARY	7.0%
*	Cablevision Systems Corporation, NY Group, Class A	1,070	$38,081
* DaimlerChrysler AG		500	45,375
* The Goodyear Tire & Rubber Company		600	17,232
Hasbro, Inc.		760	21,295
J. C. Penney Company, Inc.		205	13,948
Newell Rubbermaid, Inc.		455	12,035

			147,966
CONSUMER STAPLES	9.9%
Altria Group, Inc.		705	$46,861
Coca-Cola Company		80	4,169
Kellogg Company		250	12,953
Kraft Foods, Inc.		485	15,884
Pepsi Bottling Group, Inc.		450	15,057
Procter & Gamble Company		1,090	67,427
Safeway, Inc.		1,170	37,288
Wal-Mart Stores, Inc.		220	10,109

			209,748
ENERGY	11.3%
Anadarko Petroleum Corporation		280	$14,092
Chevron Corporation		850	72,471
Exxon Mobil Corporation		1,340	114,074
Noble Energy, Inc.		425	25,985
Occidental Petroleum Corporation		235	13,329

			239,951
FINANCIALS	20.3%
ACE Limited		600	$34,632
American International Group, Inc.		715	45,889
Bank of America Corporation		375	17,783
Boston Properties, Inc.		140	13,229
Citigroup, Inc.		1,560	72,649
The Goldman Sachs Group, Inc.		230	43,318
Lehman Brothers Holdings, Inc.		595	36,890
Loews Corporation		670	31,758
PartnerRE, Ltd.		410	29,122
Wachovia Corporation		790	37,296
XL Capital Ltd.-Class A		870	67,738

			430,304
HEALTH CARE	8.2%
Abbott Laboratories		250	$12,673
Aetna, Inc.		80	3,846
* Apria Healthcare Group, Inc.		370	9,701
Eli Lilly and Company		435	23,529
Hillenbrand Industries, Inc.		170	10,717
Johnson & Johnson		555	33,577
* Laboratory Corporation of America Holdings		140	10,339
Merck & Company, Inc.		1,150	57,097
Pfizer, Inc.		590	13,871

			175,350
INDUSTRIALS	14.2%
The Boeing Company		240	$24,823
Burlington Northern Santa Fe Corporation		280	22,999
CSX Corporation		1,090	51,677
General Electric Company		1,790	69,380
SPX Corporation		535	50,221
Textron, Inc.		500	56,445
Waste Management, Inc.		700	26,621

			302,166
INFORMATION TECHNOLOGY	15.7%
* Amkor Technology, Inc.		780	$9,641
* Cadence Design Systems, Inc.		1,235	26,429
* Google, Inc.		40	20,400
Hewlett-Packard Company		1,590	73,188
International Business Machines Corporation		680	75,242
Microsoft Corporation		1,810	52,472
* ON Semiconductor Corporation		3,230	38,179
* Sybase, Inc.		10	237
* Xerox Corporation		2,175	37,975

			333,763
MATERIALS	6.2%
H. B. Fuller Company		820	$22,657
Hercules, Inc.		1,360	28,234
PPG Industries, Inc.		660	50,338
Silgan Holdings Inc,		575	29,681

			130,910
TELECOMMUNICATION	5.8%
AT&T, Inc.		2,270	$88,893
Verizon Communications		810	34,522

			123,415
UTILITIES	1.2%
Portland General Electric Company		990	$26,641

			26,641

Total Common Stocks
(Cost $ 2,191,560 )			$2,120,214

SHORT-TERM INVESTMENTS	0.8%

MONEY MARKET
Highmark Diversified Money Market Fund,
Fiduciary Shares		17,975	17,975

Total Short-Term Investments			17,975
(Cost $ 17,975 )

TOTAL INVESTMENTS	100.6%		2,138,189
(Cost $ 2,209,535 )
LIABILITIES, LESS OTHER ASSETS
	(0.6)%		(13,302)
NET ASSETS	100.0%		2,124,887

Percentages shown are a percent of net assets

NORTH TRACK FUNDS, INC.
WISCONSIN TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS
July 31, 2007

Principal
Decription	Amount	Value

LONG-TERM TAX-EXEMPT SECURITIES
	95.8%

GEORGIA	0.1%
		Newnan, Georgia, New Public Housing Authority,
		5.00%, due 04-01-2012 (10)	250,000	262,595

GUAM	3.8%
		Guam Power Authority Revenue Bonds, 1999 Series A,
		5.125%, due 10-01-2029 (7)	5,815,000	5,994,916
		5.25%, due 10-01-2009 (1)	250,000	257,388

ILLINOIS	1.0%
		Peoria, Illinois, New Public Housing Authority,
		5.00%, due 06-01-2012 (10)	300,000	315,606
		4.875%, due 10-01-2008 (10)	1,380,000	1,397,567

MASSACHUSETTS	0.7%
		Massachusetts State Housing Finance Agency, Multi-Family
		Housing Bonds, First Issue, 1979 Series A, (Escrowed to Maturity)
		7.00%, due 04-01-2021 (6)	910,000	1,146,245

NEVADA	0.2%
		Las Vegas, Nevada, New Public Housing Authority,
		5.00%, due 01-01-2012 (10)	255,000	267,217

NEW JERSEY	0.2%
		Newark, New Jersey, New Public Housing Authority,
		5.25%, due 04-01-2009 (10)	285,000	291,809

NEW YORK	0.3%
		New York, New York, New Public Housing Authority,
		5.00%, due 01-01-2012 (10)	200,000	209,582

		Poughkeepsie, New York, New Public Housing Authority,
		5.25%, due 04-01-2010 (10)	225,000	233,460

NORTH CAROLINA	0.4%
		Durham, North Carolina, New Public Housing Authority,
		5.125%, due 12-01-2013 (10)	210,000	224,790
		5.00%, due 02-01-2012 (10)	400,000	419,508

OHIO	0.6%
		Youngstown, Ohio, New Public Housing Authority,
		5.00%, due 05-01-2012 (10)	300,000	315,345
		5.00%, due 05-01-2011 (10)	515,000	537,099
		4.875%, due 05-01-2010 (10)	200,000	205,804

PENNSYLVANIA	0.3%
		Allentown, Pennsylvania, New Public Housing Authority,
		4.875%, due 05-01-2011 (10)	270,000	280,419
		Clinton County, Pennsylvania, New Public Housing Authority,
		5.25%, due 11-01-2007 (10)	200,000	200,708

PUERTO RICO	8.6%
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Government Facilities, Series H,
		5.50%, due 07-01-2017 (1)	1,250,000	1,397,788
		Puerto Rico Public Buildings Authority Revenue Refunding,
		Series L,
		5.50%, due 07-01-2021 (8)	500,000	564,550
		Commonwealth of Puerto Rico, Electric & Power Authority,
		Series UU,
		5.000%, due 07-01-2020 (4)	1,000,000	1,061,780
		Commonwealth of Puerto Rico General Obligation Unlimited,
		Series A, 5.50%, due 07-01-2020 (7)	1,020,000	1,147,816
		5.50%, due 07-01-2017 (8)	1,130,000	1,258,718
		Commonwealth of Puerto Rico, Highway & Transportation, Series E
		5.50%, due 07-01-2023 (4)	1,120,000	1,270,898
		Commonwealth of Puerto Rico, Highway & Transportation,
		Grant Antic Revenue
		5.00%, due 09-15-2020 (7)	780,000	816,605
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series A,
		5.00%, due 08-01-2030 (4)	880,000	917,066
		Commonwealth of Puerto Rico, Municipal Finance Agency, Series C,
		5.25%, due 08-01-2023 (2)	1,000,000	1,104,160
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding, Unrefunded Balance
		5.125%, due 07-01-2030 (4)	1,215,000	1,255,545
		5.25%, due 07-01-2027 (4)	755,000	784,671
		Commonwealth of Puerto Rico Public Improvement Revenue
		Refunding
		5.125%, prerefunded 07-01-2011 at 100 (4)	1,285,000	1,348,672
		5.25%, prerefunded 07-01-2011 at 100 (4)	1,205,000	1,270,142

SOUTH CAROLINA	0.1%
		Marion, South Carolina, New Public Housing Authority,
		4.875%, due 09-01-2010 (10)	200,000	206,478

TENNESSEE	0.1%
		Nashville, Tennessee, New Public Housing Authority,
		5.00%, due 08-01-2010 (10)	190,000	196,667

TEXAS	0.2%
		Waco, Texas, New Public Housing Authority,
		4.875%, due 12-01-2009 (10)	340,000	348,432

VIRGIN ISLANDS	6.2%
		Virgin Islands, Public Finance Authority Gross Tax
		Receipts Revenue
		5.00%, due 10-01-2027 (11)	2,000,000	2,101,880
		5.00%, due 05-01-2024	2,500,000	2,638,975
		5.00%, due 10-01-2023 (11)	1,000,000	1,057,140
		5.00%, due 10-01-2021 (11)	2,000,000	2,120,520
		Virgin Islands Water and Power Authority Revenue Bonds,
		Water System Revenue Refunding,
		5.25%, due 07-01-2012 (7)	255,000	264,213
		Virgin Islands Water and Power Authority Revenue Bonds,
		Electric System Revenue,
		5.00%, due 07-01-2010 (1)	470,000	485,651
		5.00%, due 07-01-2009 (1)	1,500,000	1,533,945

WISCONSIN	73.0%
		Appleton, Wisconsin, Redevelopment Authority
		Fox Cities Performing Arts Project,
		4.85%, due 09-01-2019
		(LOC: Associated Bank, N.A.)	435,000	442,382
		4.75%, due 09-01-2017
		(LOC: Associated Bank, N.A.)	360,000	366,934
		Ashland, Wisconsin, Housing Authority Student Housing
		Revenue, Northland College Project,
		5.10%, due 04-01-2018	500,000	504,340
		Ashwaubenon, Wisconsin, Community Development
		Authority Lease Revenue, Arena Project, Series A,
		5.80%, prerefunded 06-01-2009 at 100	1,370,000	1,419,580
		5.70%, prerefunded 06-01-2009 at 100	410,000	424,120
		5.20%, prerefunded 06-01-2009 at 100	200,000	205,138
		Ashwaubenon, Wisconsin, Community Development
		Authority Revenue Refunding, Arena Project,
		5.00%, due 06-01-2023	925,000	955,349
		5.20%, due 06-01-2022	500,000	523,395
		5.05%, due 06-01-2019	1,030,000	1,070,572
		4.70%, due 06-01-2015	500,000	512,330
		Village of Blue Mounds, Wisconsin (Dane County),
		Community Development Lease Revenue,
		4.75%, due 04-01-2023	250,000	253,710
		Burlington, Wisconsin Racine and Walworth Counties,
		Community Development Lease Revenue Refunding,
		Series 2005,
		4.10%, due 04-01-2017	750,000	733,567
		4.00%, due 04-01-2016	200,000	193,804
		Butler, Wisconsin Community Development
		Authority Lease Revenue Refunding,
		4.125%, due 09-01-2019	275,000	271,771
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue,
		5.10%, prerefunded 06-01-2009 at 100	2,430,000	2,487,298
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 08-01-1999
		5.125%, due 06-01-2019	1,595,000	1,633,312
		4.70%, due 06-01-2009	150,000	152,062
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, unrefunded balance
		5.00%, due 06-01-2014	170,000	173,290
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 12-01-2002
		4.00%, due 06-01-2012	100,000	100,213
		Cudahy, Wisconsin, Community Development Authority
		Redevelopment Lease Revenue, dated 11-01-2003
		3.65%, due 06-01-2013	200,000	194,734
		3.30%, due 06-01-2011	175,000	169,505
		3.00%, due 06-01-2010	125,000	120,707
		Cudahy, Wisconsin, Community Development Authority
		Lease Revenue Refunding, Series 2005
		3.25%, due 06-01-2011	250,000	241,212
		3.00%, due 06-01-2010	250,000	240,640
		Cudahy, Wisconsin, Community Development Authority
		Lease Revenue Refunding, Series 2006
		4.25%, due 06-01-2017	500,000	500,705
		Eau Claire, Wisconsin, Housing Authority Housing Revenue
		Refunding, London Hill Townhouses Project, Series A,
		6.25%, due 05-01-2015	510,000	510,326
		Fontana-on-Geneva Lake, Wisconsin (Walworth County)
		Redevelopment Lease Revenue Series 2005,
		4.375%, due 06-01-2022	500,000	486,925
		4.20%, due 06-01-2018	100,000	96,342
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7, Series A,
		5.40%, prerefunded 09-01-2008 at 100	3,275,000	3,331,461
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue, Tax Increment District No. 7,
		4.875%, due 09-01-2019	1,000,000	1,019,760
		4.75%, due 09-01-2017	1,250,000	1,271,725
		Glendale, Wisconsin, Community Development Authority Lease
		Revenue Refunding, Tax Increment District No. 7,
		4.50%, due 09-01-2018	2,000,000	2,014,380
		4.35%, due 09-01-2016	1,000,000	997,740
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A, (Bayshore Public Parking Facility),
		5.00%, due 10-01-2024	1,500,000	1,563,105
		Glendale, Wisconsin Community Development Authority Lease
		Revenue, Series 2005A, (Bayshore Public Parking Facility),
		4.75%, due 10-01-2027	1,000,000	1,008,700
		Grant County, Wisconsin, Housing Authority Revenue
		Refunding, Orchard Manor Project,
		5.35%, due 07-01-2026	1,000,000	1,005,240
		5.25%, due 07-01-2018	500,000	502,270
		Green Bay/Brown County Professional Football Stadium
		District Sales Tax Revenue, Lambeau Field Renovation Project,
		5.00%, due 02-01-2019 (1)	2,500,000	2,565,175
		4.90%, due 02-01-2016 (1)	1,015,000	1,043,511
		4.85%, due 02-01-2015 (1)	1,020,000	1,049,019
		Green Bay, Wisconsin, Housing Authority Housing Revenue
		Student Housing, University Village Housing, Series A
		5.125%, due 04-01-2021	75,000	76,081
		Green Bay, Wisconsin, Redevelopment Authority
		Lease Revenue, Convention Center Project, Series A,
		5.10%, due 06-01-2029	1,500,000	1,535,910
		Green Bay, Wisconsin Redevelopment Authority Lease Revenue
		Refunding, Series 2006 (Convention Center Project),
		4.30%, due 06-01-2029	1,000,000	964,240
		4.20%, due 06-01-2025	1,000,000	965,820
		Green Bay, Wisconsin, Redevelopment Authority
		Revenue, Bellin Memorial Hospital Project, Series A,
		5.50%, due 02-15-2021	400,000	411,116
		Jackson, Wisconsin, Community Development Authority Revenue
		Refunding,
		5.10%, due 12-01-2017	725,000	733,664
		4.90%, due 12-01-2013	100,000	101,067
		4.35%, due 12-01-2008	100,000	99,995
		Johnson Creek, Wisconsin, Community Development
		Authority, Lease Revenue Bond, Tax Incremental District # 2,
		4.85%, due 12-01-2022	200,000	205,802
		Kenosha, Wisconsin, Housing Authority Multifamily Housing,
		Revenue GNMA Collateralized, Villa Ciera Project, Series A,
		6.00%, due 11-20-2041 (5)	1,000,000	1,025,980
		Little Chute, Wisconsin, Community Development
		Authority Lease Revenue Refunding Bonds, Series 2004,
		4.35%, due 03-01-2018	200,000	201,246
		4.25%, due 03-01-2017	200,000	200,792
		Madison, Wisconsin, Community Development Authority Revenue
		Quarters, 2nd Mortgage,
		5.875%, (variable after 07-01-2011)
		due 07-01-2016 (6)	170,000	170,133
		Madison, Wisconsin, Community Development Authority
		Revenue, Meriter Retirement Services, Inc. Project,
		6.125%, due 12-01-2019	1,500,000	1,506,120
		Madison, Wisconsin, Community Development Authority
		Revenue, Fluno Center Project,
		5.00%, due 11-01-2020
		(LOC: Northern Trust Company)	3,050,000	3,088,582
		Mayville, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.15%, due 04-01-2017	175,000	172,525
		3.90%, due 04-01-2015	200,000	195,150
		3.80%, due 04-01-2014	300,000	292,026
		3.65%, due 04-01-2013	175,000	170,158
		Medford, Wisconsin, Community Development Lease Revenue
		Refunding, Series 2004A,
		4.60%, due 12-01-2021	245,000	245,657
		4.55%, due 12-01-2020	230,000	230,366
		4.50%, due 12-01-2019	220,000	220,108
		Middleton, Wisconsin, Community Development Authority Lease
		Revenue, Series A,
		4.55%, due 10-01-2018	500,000	506,860
		4.35%, due 10-01-2017	1,630,000	1,642,665
		2.90%, due 10-01-2007	100,000	99,768
		Milton, Wisconsin, Community Development Authority, (Rock
		County), Lease Revenue,
		4.60%, due 04-01-2026	360,000	363,312
		4.50%, due 04-01-2021	125,000	125,439
		Milwaukee, Wisconsin, Redevelopment Authority Development
		Revenue Refunding, 2430 West Wisconsin Avenue Project,
		3.60%, due 03-01-2014 (4)	310,000	301,091
		3.50%, due 03-01-2013 (4)	645,000	625,211
		3.40%, due 03-01-2012 (4)	480,000	465,634
		3.25%, due 03-01-2011 (4)	500,000	483,395
		3.00%, due 03-01-2010 (4)	230,000	223,594
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding Marquette University Project,
		4.35%, due 11-01-2018 (8)	500,000	503,470
		4.25%, due 11-01-2017 (8)	1,000,000	1,006,020
		4.15%, due 11-01-2016 (8)	1,275,000	1,279,105
		Milwaukee, Wisconsin Redevelopment Authority Lease Revenue
		Series 2005A, (Milwaukee Public Schools-
		Congress, Graig and Fratney),
		4.60%, due 08-01-2022	500,000	506,005
		4.50%, due 08-01-2020	500,000	502,085
		Milwaukee, Wisconsin, Redevelopment Authority
		Revenue Bonds, Milwaukee Public Schools-Neighborhood
		Schools Initiative,
		4.125%, due 08-01-2018 (1)	2,010,000	1,996,834
		4.10%, due 08-01-2017 (1)	1,000,000	998,370
		4.00%, due 08-01-2016 (1)	1,000,000	994,030
		3.80%, due 08-01-2014 (1)	1,000,000	988,500
		3.65%, due 08-01-2013 (1)	2,000,000	1,970,340
		3.25%, due 08-01-2011 (1)	500,000	484,270
		Milwaukee, Wisconsin, Redevelopment Authority
		Milwaukee School of Engineering Project, Series B,
		3.50%, due 07-01-2009
		(LOC: Marshall & Ilsley)	250,000	247,512
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series A,
		5.50%, due 01-01-2017	2,375,000	2,366,426
		Milwaukee, Wisconsin Redevelopment Authority Mortgage
		Revenue Refunding Schlitz Park Project, Series B,
		5.60%, due 01-01-2015	1,845,000	1,848,118
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue Summerfest Project,
		4.95%, due 08-01-2020	1,250,000	1,285,537
		4.85%, due 08-01-2017	500,000	513,130
		4.80%, due 08-01-2016	500,000	512,220
		4.70%, due 08-01-2015	500,000	510,395
		Milwaukee, Wisconsin Redevelopment Authority
		Development Revenue Refunding YMCA of Metropolitan Milwaukee
		Inc. Project,
		5.10%, due 12-01-2023
		(LOC: Marshall & Ilsley)	1,000,000	1,002,460
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series A,
		5.30%, due 06-01-2029
		(LOC: Marshall & Ilsley)	1,800,000	1,839,834
		5.25%, due 06-01-2019
		(LOC: Marshall & Ilsley)	430,000	438,320
		Milwaukee, Wisconsin Redevelopment Authority
		Revenue YWCA of Greater Milwaukee Project, Series B,
		5.20%, due 06-01-2029
		(LOC: St. Francis Bank, FSB)	355,000	362,874
		5.15%, due 06-01-2019
		(LOC: St. Francis Bank, FSB)	200,000	204,300
		Muskego Wisconsin Community Development Authority
		Community Development Lease Revenue, Series 2003,
		4.00%, due 06-01-2018	75,000	71,418
		3.90%, due 06-01-2017	110,000	104,599
		3.80%, due 06-01-2016	100,000	94,488
		Neenah, Wisconsin Community Development Authority Lease
		Revenue, Series 2004A,
		4.70%, due 12-01-2028	1,250,000	1,258,400
		5.125%, due 12-01-2023	1,000,000	1,048,760
		4.30%, due 12-01-2020	1,000,000	1,001,820
		New Berlin Wisconsin Housing Authority Revenue
		Capital Appreciation, Apple Glen Project, Series A,
		Zero %, due 05-01-2010	70,000	62,807
		Zero %, due 11-01-2009	65,000	59,602
		Zero %, due 05-01-2009	70,000	65,439
		Zero %, due 11-01-2007	65,000	64,399
		North Fond du Lac. Wisconsin Redevelopment Lease Revenue
		Refunding, Series 2005,
		4.35%, due 12-01-2017	325,000	318,623
		Oak Creek, Wisconsin Housing Authority Revenue
		Refunding, Wood Creek Project,
		5.625%, due 07-20-2029 (5)	2,205,000	2,211,527
		5.50%, due 07-20-2019 (5)	1,000,000	1,003,020
		Oak Creek, Wisconsin Housing Authority Revenue
		Capital Appreciation, Wood Creek Project,
		Zero %, due 01-20-2014 (5)	60,000	41,241
		Zero %, due 07-20-2013 (5)	125,000	88,673
		Zero %, due 01-20-2013 (5)	125,000	91,268
		Zero %, due 01-20-2012 (5)	65,000	49,585
		Zero %, due 07-20-2011 (5)	125,000	97,986
		Zero %, due 01-20-2011 (5)	125,000	101,716
		Onalaksa, Wisconsin, Community Development
		Authority Lease Revenue,
		4.15%, due 10-01-2016	200,000	200,098
		4.00%, due 10-01-2015	100,000	99,376
		3.90%, due 10-01-2014	100,000	99,378
		3.65%, due 10-01-2012	100,000	98,069
		Oostburg, Wisconsin Community Development
		Authority Lease Revenue,
		4.40%, due 05-01-2022	110,000	109,168
		4.35%, due 05-01-2021	105,000	103,923
		Oshkosh, Wisconsin Housing Authority Revenue,
		GNMA Collateralized, VNA Assisted Living Inc. Project,
		5.75%, due 09-20-2038 (5)	1,260,000	1,261,273
		5.45%, due 09-20-2017 (5)	125,000	125,169
		Schofield, Wisconsin Community Development Authority,
		Redevelopment Lease Revenue Refunding Bond, Series 2004
		4.60%, due 10-01-2017	100,000	102,012
		4.50%, due 10-01-2015	100,000	101,896
		Sheboygan, Wisconsin Housing Authority Multifamily
		Revenue Refunding, GNMA Collateralized, Lake Shore
		Apartments Project, Series A,
		5.10%, due 11-20-2026 (5)	1,000,000	1,002,090
		Slinger, Wisconsin Redevelopment Authority
		Lease Revenue Refunding,
		4.70%, due 09-01-2012	400,000	400,128
		Southeast Wisconsin Professional Baseball Park District
		League Capital Appreciation Certificate of Participation,
		Zero %, due 12-15-2017 (7)	1,000,000	642,060
		Zero %, due 12-15-2015 (7)	970,000	686,770
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Series A,
		5.50%, due 12-15-2026 (7)	2,510,000	2,818,404
		5.50%, due 12-15-2018 (7)	250,000	279,363
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue, Series 2001A,
		5.10%, due 12-15-2029 (7)	270,000	282,936
		Southeast Wisconsin Professional Baseball Park
		District Sales Tax Revenue Refunding, Junior Lien, Series B
		5.50%, due 12-15-2009 (7)	615,000	638,844
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series A,
		5.20%, due 10-01-2021	1,000,000	1,016,270
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series 2006A,
		4.50%, due 10-01-2021	500,000	497,385
		4.35%, due 10-01-2018	1,100,000	1,090,353
		Sturgeon Bay, Wisconsin Waterfront Redevelopment
		Authority Lease Revenue Series B-ACA-CBI,
		5.15%, due 10-01-2020	500,000	508,140
		5.00%, due 10-01-2017	1,000,000	1,014,590
		Sun Prairie, Wisconsin Community Development
		Authority Lease Revenue, Series 2003,
		4.50%, due 08-01-2021	150,000	151,176
		4.40%, due 08-01-2020	150,000	150,627
		Sun Prairie, Wisconsin Community Development Lease
		Revenue, Series 2005,
		(Tax Incremental District No. 8),
		4.35%, due 08-01-2022	975,000	972,865
		4.30%, due 08-01-2021	975,000	969,930
		Verona, Wisconsin (Dane County), Community Development
		Authority Community Development Lease Revenue,
		4.25%, due 12-01-2021	50,000	48,688
		4.20%, due 12-01-2020	50,000	48,899
		4.00%, due 12-01-2018	50,000	48,032
		3.90%, due 12-01-2017	100,000	95,850
		3.80%, due 12-01-2016	100,000	95,132
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, 2004 Series,
		4.85%, due 02-01-2022	200,000	205,376
		4.80%, due 02-01-2020	100,000	102,125
		Verona, Wisconsin, Community Development Authority,
		Community Development Lease Revenue, Series A,
		5.50%, due 06-01-2017	445,000	445,623
		Walworth County, Wisconsin Housing Authority Housing
		Revenue, Kiwanis Heritage Senior Apartments Project,
		5.70%, due 03-01-2039 (3)	460,000	460,262
		Waterford, Wisconsin Community Development Lease Revenue
		Refunding, Series 2005,
		4.65%, due 10-01-2020	750,000	753,585
		Watertown, Wisconsin Community Development
		Authority Redevelopment Lease Revenue, Series A,
		5.00%, due 05-01-2018	750,000	763,868
		Watertown, Wisconsin Community Development
		Authority Revenue Bonds, Series 2006A
		4.70%, due 10-01-2025	600,000	619,926
		Waukesha, Wisconsin Housing Authority Revenue
		Refunding, Oak Hills Terrace Project, Series A
		4.50%, due 12-01-2027	725,000	727,654
		Waukesha, Wisconsin Redevelopment Authority
		Development Revenue, Avalon Square, Inc. Project,
		5.00%, due 06-20-2021 (5)	1,000,000	1,034,930
		Waupaca, Wisconsin, Community Development Authority,
		Community Lease Revenue Bond, Series A,
		4.60%, due 04-01-2017	300,000	305,496
		4.50%, due 04-01-2016	100,000	101,548
		Waupaca, Wisconsin, Community Development
		Authority, Lease Revenue, Series 2003A,
		4.50%, due 04-01-2017	200,000	201,680
		4.40%, due 04-01-2016	200,000	200,686
		4.20%, due 04-01-2014	100,000	99,765
		Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
		Refunding, Hawthorne Terrace Project, Series A,
		Zero %, due 11-01-2010	100,000	87,970
		Zero %, due 05-01-2010	105,000	94,211
		Zero %, due 11-01-2009	100,000	91,696
		Zero %, due 05-01-2009	105,000	98,158
		Zero %, due 11-01-2008	100,000	95,365
		Zero %, due 05-01-2008	105,000	102,061
		Wauwatosa, Wisconsin Redevelopment Authority
		Lease Revenue,
		5.65%, due 12-01-2015 (7)	750,000	754,845
		West Bend, Wisconsin Redevelopment Authority
		Lease Revenue,
		4.65%, due 10-01-2028	250,000	250,153
		4.60%, due 10-01-2025	150,000	151,211
		4.55%, due 10-01-2024	250,000	251,513
		4.50%, due 10-01-2023	250,000	250,155
		Weston, Wisconsin Community Development
		Authority Lease Revenue,
		4.45%, due 10-01-2019	500,000	501,310
		4.35%, due 10-01-2018	500,000	499,975
		Weston, Wisconsin Community Development Lease Revenue, Series 2004A,
		4.70%, due 10-01-2021	1,230,000	1,248,610
		4.40%, due 10-01-2018	500,000	502,110
		4.25%, due 10-01-2017	200,000	200,972
		4.10%, due 10-01-2016	500,000	497,710
		Weston, Wisconsin Community Development Lease Revenue, Series 2004B,
		4.75%, due 10-01-2023	140,000	142,199
		4.75%, due 10-01-2022	130,000	132,202
		Winnebago County, Wisconsin Housing Authority 1st Mortgage
		Revenue Refunding, Section 8 Assisted Housing Project,
		5.625%, due 05-01-2010 (6)	135,000	135,154
		5.625%, due 05-01-2009 (6)	125,000	125,204
		5.625%, due 05-01-2008 (6)	120,000	120,139
		Winnebago County, Wisconsin Housing Authority Housing
		Revenue, Series A,
		7.125%, due 03-01-2022	380,000	380,521
		6.875%, due 03-01-2012	115,000	115,152
		Winneconne. Wisconsin Community Development
		Authority (Winnebago County) Lease Revenue Bond,
		4.20%, due 04-01-2024	150,000	141,534
		4.40%, due 04-01-2022	335,000	330,705
		Wisconsin Center District Capital Appreciation Senior
		Dedicated Tax Revenue,
		Zero %, due 12-15-2026 (7)	2,500,000	1,009,050
		Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
		5.25%, due 12-15-2023 (4)	1,085,000	1,204,274
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,
		5.00%, due 09-01-2024	110,000	112,003
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,Series 2006
		5.00%, due 03-01-2022	1,500,000	1,550,670
		Wisconsin Dells, Wisconsin Community Development
		Authority Lease Revenue,Series 2005
		4.60%, due 03-01-2025	1,200,000	1,174,464
		Wisconsin Housing and Economic Development Authority,
		Housing Revenue, Series 2005E,
		4.90%, due 11-01-2035 (9)	1,650,000	1,649,885
		4.70%, due 11-01-2025 (9)	275,000	273,314
		Wisconsin Housing and Economic Development Authority,
		Housing Revenue, Series 2006B
		4.40%, due 05-01-2037	500,000	475,070
		4.30%, due 05-01-2027	1,000,000	960,040
		Wisconsin Housing Finance Authourity Revenue,
		6.10%, prerefunded 12-01-2017 at 100	1,175,000	1,296,143
		6.10%, prerefunded 12-01-2017 at 100	1,100,000	1,220,692
		Wrightstown, Wisconsin Community Development
		Authority Revenue,
		6.00%, prerefunded 06-01-2008 at 100	300,000	305,433

	Total Long-Term Tax-Exempt Securities			$158,227,043
	(Cost $ 155,772,815 )

SHORT-TERM TAX-EXEMPT SECURITIES
	3.2%

DEMAND NOTES	2.5%
		Green Bay/Brown Cty, Wisconsin Professional Football Stadium
		District Wisconsin Sales Tax Revenue,
		(Lambeau Field Renovation Project) Series B,
		3.53%, weekly reset, due 02-01-2031 (1)	150,000	$150,000
		3.53%, weekly reset, due 02-01-2030 (1)	110,000	110,000
		Madison, Wisconsin Community Development Authority
		Monticello Apartments,
		3.65%, weekly reset, due 04-01-2023
		(LOC: Marshall & Ilsley)	185,000	185,000
		Milwaukee, Wisconsin Redevelopment Authority
		Hartlove Place Project, Series 2007
		3.65%, weekly reset, due 06-01-2037
		(LOC: Citizens Bank)	500,000	500,000
		Milwaukee, Wisconsin Redevelopment Authority
		Library Hill Project
		3.60%, weekly reset, due 08-01-2023
		(LOC: U.S. Bank, N.A.)	330,000	330,000
		Milwaukee, Wisconsin Redevelopment Authority
		United Community Center Project
		3.65%, weekly reset, due 10-01-2022
		(LOC: U.S. Bank, N.A.)	200,000	200,000
		Milwaukee, Wisconsin Redevelopment Authority
		University of Wisconsin, Kenilworth Project
		3.60%, weekly reset, due 09-01-204
		(LOC: Depfa Bank, PLC)	1,000,000	1,000,000
		Milwaukee, Wisconsin Redevelopment Authority
		University of Wisconsin, Riverwest Student Housing
		3.60%, weekly reset, due 10-01-2036
		(LOC: Marshall & Ilsley)	1,225,000	1,225,000
		Wisconsin Housing and Economic Development
		Authority Multifamily Housing, Series A
		3.60%, weekly reset, due 10-01-2036
		(LOC: Depfa Bank, PLC)	145,000	145,000
		Wisconsin Housing and Economic Development
		Authority Multifamily Housing, Series B
		3.60%, weekly reset, due 10-01-2036
		(LOC: Depfa Bank, PLC)	160,000	160,000
		Wisconsin Housing and Economic Development
		Authority Multifamily Housing, Pres House Project
		3.60%, weekly reset, due 08-01-2046
		(LOC: Associated Bank of Fond du Lac)	110,000	110,000

	Total Demand Notes			$4,115,000

MONEY MARKET	0.7%
		AIM Tax-Free Investments Co.- Cash Reserve Portfolio,
		Private Class	1,174,062	1,174,062

	Total Short-Term Tax-Exempt Securities			$5,289,062
	(Cost $ 5,289,062 )

Total Investments	99.0%			$163,516,105
	(Cost $ 161,061,877 )
Other Assets, Less Liabilities				1,601,763
	1.0%
Net Assets	100.0%			$165,117,868

LOC: Letter of Credit
Pre-refunded bonds are backed by an escrow or trust containing U.S. Treasury Securities.

Insured or guaranteed by the indicated municipal bond
Insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	CIFG Guaranty
(3)	Federal Housing Administration
(4)	Financial Security Assurance, Inc.
(5)	Government National Mortgage Association
(6)	Housing and Urban Development Section 8
(7)	Municipal Bond Investors Assurance Corporation
(8)	XL Capital Assurance, Inc.
(9)	General Obligation of Authority
(10)	U.S. Government Guarantee Public Housing Administration
(11)	FGIC Corporation

Percentages shown are a percent of net assets

North Track Funds, Inc.
Cash Reserve Fund
Schedule of Investments
July 31, 2007

Principal		Maturity	Interest
Amount		Date	Rate		Value

U.S. Government Agency Securities	0.0%

Federal Home Loan Bank ("FHLB")
1,000,000	FHLB Note	02/15/08	3.625%		990,885
2,000,000	FHLB Note	12/27/07	5.500%		2,001,470
2,000,000	FHLB Step Coupon Note	10/26/07	4.250%		1,996,279
2,940,000	FHLB Note	10/18/07	3.500%		2,929,075
1,000,000	FHLB Note	10/18/07	4.600%	a	998,507
5,000,000	FHLB Note	08/15/07	3.750%		4,997,145

	Total Federal Home Loan Bank				13,913,361

Federal Home Loan Mortgage Corporation ("FHLMC")
2,500,000	FHLMC Note	09/18/07	3.000%		2,492,296
2,000,000	FHLMC Note	09/18/07	2.875%		1,993,751
2,500,000	FHLMC Note	08/27/07	3.125%		2,496,052

	Total Federal Home Loan Mortgage Corporation				6,982,099

Federal National Mortgage Association ("FNMA")
4,500,000	FNMA Note	08/03/07	4.750%		4,499,857

	Total Federal National Mortgage Association				4,499,857

TOTAL U.S. GOVERNMENT AGENCY SECURITIES					-

Corporate Securities	0.0%

Bankers Acceptance	0.0%
1,003,000	JP Morgan Chase	09/21/07	5.260%		$ 995,540
	Bank Acceptance

Bonds and Notes	0.0%
3,500,000	Bank of America	01/15/08	3.875%		3,477,785
	Global Notes
4,603,000	Bear Stearns Company	01/31/08	4.000%		4,573,827
	Global Notes
2,000,000	Bear Stearns Company	12/15/07	6.750%		2,008,716
	Domestic Notes
5,605,000	Chevron Texaco Corporation	09/17/07	3.500%		5,592,170
	Global Notes
2,500,000	CIT Group, Inc.	11/23/07	3.650%		2,485,708
	Global Notes
4,000,000	Citigroup, Inc.	02/15/08	6.500%		4,022,020
	Global Notes
1,715,000	Citigroup, Inc.	02/01/08	3.500%		1,701,329
	Global Notes
3,500,000	EI du Pont Nemour	11/15/07	3.375%		3,481,762
	Global Notes
4,000,000	EI du Pont Nemour	09/01/07	6.750%		4,004,380
	Domestic Notes
650,000	FleetBoston Financial Corporation	02/15/08	3.850%		644,614
	Domestic Notes
1,600,000	FleetBoston Financial Corporation	11/30/07	4.200%		1,594,891
	Domestic Notes
3,500,000	FPL Group Capital, Inc.	02/16/08	5.551%		3,503,709
	Domestic Notes
2,500,000	General Electric Capital Corporation	01/15/08	4.250%		2,487,137
	Global Notes
3,500,000	IBM Corporation	02/01/08	3.800%		3,472,832
	Global Notes
3,500,000	IBM Corporation	08/01/07	6.450%		3,500,000
	Domestic Notes
2,000,000	JP Morgan Chase	02/01/08	4.000%		1,985,849
	Global Notes
1,500,000	Lehman Brothers Holding	08/07/08	3.500%		1,471,738
	Global Notes
2,000,000	Lehman Brothers Holding	01/22/08	4.000%		1,986,465
	Global Notes
1,400,000	Merrill Lynch	09/14/07	4.250%		1,397,995
	Domestic Notes
1,325,000	Wells Fargo & Company	03/10/08	4.125%		1,316,084
	Global Notes
1,495,000	Wells Fargo & Company	10/15/07	3.750%		1,490,412
	Global Notes

	Total Corporate Bonds and Notes				56,199,423

Commercial Paper	0.0%
2,300,000	Abbey National	09/14/07	5.240%		2,285,270
4,000,000	Abbey National	08/20/07	5.240%		3,988,938
2,000,000	Abbey National	08/06/07	5.225%		1,998,549
3,000,000	American Express Credit Corporation	08/13/07	5.230%		2,994,770
3,000,000	American Express Credit Corporation	08/08/07	5.240%		2,996,943
2,250,000	American General Finance Corporation	08/30/07	5.250%		2,240,484
1,000,000	American General Finance Corporation	08/29/07	5.255%		995,913
2,500,000	American General Finance Corporation	08/17/07	5.245%		2,494,172
4,000,000	American Honda Finance Corporation	08/06/07	5.220%		3,997,100
3,000,000	Chevron Texaco Corporation	08/14/07	5.220%		2,994,345
1,000,000	CIT Group Holding, Inc.	08/15/07	5.270%		997,951
3,000,000	CIT Group Holding, Inc.	08/09/07	5.190%		2,996,540
3,000,000	Citigroup Funding	08/16/07	5.255%		2,993,431
2,900,000	Danske Corporation	09/11/07	5.240%		2,882,693
3,000,000	Danske Corporation	09/05/07	5.250%		2,984,687
1,100,000	Danske Corporation	08/20/07	5.290%		1,096,929
3,424,000	Danske Corporation	08/13/07	5.247%		3,418,011
1,500,000	Florida Power and Light	08/22/07	5.240%		1,495,415
3,000,000	Florida Power and Light	08/21/07	5.240%		2,991,267
3,000,000	General Electric Capital Corporation	09/12/07	5.240%		2,981,660
2,000,000	General Electric Capital Corporation	08/29/07	5.250%		1,991,833
1,000,000	General Electric Capital Corporation	08/28/07	5.240%		996,070
1,900,000	Harley-Davidson Funding	10/17/07	5.220%		1,878,786
1,000,000	HSBC Finance Corporation	08/27/07	5.250%		996,208
2,000,000	HSBC Finance Corporation	08/24/07	5.250%		1,993,292
1,500,000	HSBC Finance Corporation	08/21/07	5.250%		1,495,625
2,500,000	HSBC Finance Corporation	08/16/07	5.250%		2,494,531
3,000,000	HSBC Finance Corporation	08/09/07	5.260%		2,996,493
3,000,000	JP Morgan Chase	09/04/07	5.240%		2,985,153
943,000	JP Morgan Chase	08/03/07	5.230%		942,726
3,000,000	LaSalle Bank	08/23/07	5.250%		2,990,375
2,500,000	LaSalle Bank	08/17/07	5.250%		2,494,167
4,000,000	LaSalle Bank	08/08/07	5.250%		3,995,917
4,500,000	Marshall & Ilsley Corporation	08/10/07	5.250%		4,494,094
2,000,000	Prudential Funding Corporation	08/30/07	5.250%		1,991,542
3,500,000	Prudential Funding Corporation	08/02/07	5.250%		3,499,490
3,000,000	Sigma Aldrich Corporation	08/31/07	5.270%		2,986,825
4,000,000	Sigma Aldrich Corporation	08/24/07	5.270%		3,986,532
2,500,000	Sigma Aldrich Corporation	08/03/07	5.260%		2,499,269
3,100,000	Societe Generale	09/13/07	5.250%		3,080,560
1,300,000	Societe Generale	09/04/07	5.260%		1,293,542
5,350,000	Societe Generale	08/07/07	5.263%		5,345,307
2,000,000	Toyota Motor Credit Corporation	08/31/07	5.240%		1,991,267
4,000,000	Toyota Motor Credit Corporation	08/14/07	5.230%		3,992,446
1,000,000	UBS Finance (Delaware) LLC	09/14/07	5.250%		993,583
3,000,000	UBS Finance (Delaware) LLC	09/04/07	5.260%		2,985,097
2,000,000	UBS Finance (Delaware) LLC	08/06/07	5.260%		1,998,539
1,500,000	UBS Finance (Delaware) LLC	08/02/07	5.280%		1,499,780
2,500,000	Wells Fargo Finance	08/28/07	5.260%		2,490,138
3,000,000	Wells Fargo Finance	08/10/07	5.250%		2,996,063
2,000,000	Wells Fargo Finance	08/01/07	5.250%		2,000,000
	Total Commercial Paper				130,200,318

TOTAL CORPORATE SECURITIES					-

Short Term Securities	0.0%

Money Market	0.0%

2,834,768	Aim Liquid Assets				2,834,768
	Cash Management
222	Highmark Diversified Money Market Fund,				222
	Fiduciary Shares
	Total Money Market				2,834,990

Euro Dollar Time Deposit	0.0%
1,267,000	National City Bank of Cleveland Grand Cayman Branch
		08/01/07	5.125%		1,267,000

TOTAL SHORT TERM SECURITIES					4,101,990

TOTAL INVESTMENTS, AT AMORTIZED COST		0.0%			4,101,990
OTHER ASSETS, LESS LIABILITIES		0.0%			188,302
NET ASSETS		0.0%			4,290,292

a	Variable rate reset quarterly, based on 2 Year H15T less 29 bp

#	Loaned securities
\	Security purchased with cash received to collateralize loaned securities

Investment Transactions

Net unrealized appreciation (depreciation) on securities held by the Funds and the total cost of securities
(excluding tax adjustments) as of July 31, 2007, were as follows:

		NYSE Arca		Dow Jones	Dow Jones
	S&P 100	Tech 100	Equity Income	U.S. Health Care	U.S. Financial
	Index	Index		100 Plus	100 Plus

Gross unrealized appreciation	69,422,877	102,940,598	3,968,381	17,622,214	12,789,816
Gross unrealized depreciation	(10,104,881)	(58,636,145)	(1,003,162)	(2,957,694)	(1,021,867)
Net unrealized appreciation (depreciation)	$59,317,996	$44,304,453	$2,965,219	$14,664,520	$11,767,949

Cost of investments	$87,536,405	$321,339,898	$40,780,036	$47,488,254	$41,775,464

	Strategic	Geneva	Large Cap	Wisconsin
	Allocation	Growth	Equity	Tax-Exempt

Gross unrealized appreciation	10,591,429	57,812,972	26,111	3,373,569
Gross unrealized depreciation	-	(3,415,965)	(97,457)	(919,341)
Net unrealized appreciation (depreciation)	$10,591,429	$54,397,007	$(71,346)	$2,454,228

Cost of investments	$47,178,879	$170,946,840	$2,191,560	$155,772,815

Futures Contracts -
Futures contract activity for the nine months ended July 31, 2007, in the S&P 100 Index and
NYSE Arca Tech 100 Index Funds, respectively, was as follows:

	Number of	Aggregate Face
	Contracts	Value of Contracts
S&P 100 Index Fund:
Outstanding at October 31, 2006	13	$876,540
Contracts opend	210	15,428,988
Contracts closed	(209)	(15,214,333)
Outstanding at July 31, 2007	14	$1,091,195

NYSE Arca Tech 100 Index Fund:
Outstanding at October 31, 2006	8	$1,380,080
Contracts opend	283	52,200,790
Contracts closed	(282)	(51,757,830)
Outstanding at July 31, 2007	9	$1,823,040

The number of financial futures contracts and the gross unrealized appreciation (depreciation) at
July 31, 2007, for each Fund were as follows:

		Unrealized
	Number of	Appreciation (Depreciation)
	Contracts
S&P 100 Index Fund:
S&P 500 E-Mini Index Futures	14	$(67,865)
expiring September 2007

NYSE Arca Tech 100 Index Fund:
NASDAQ 100 Index Futures
expiring September 2007	9	$(71,865)

Securities Lending

As of July 31, 2007

	Market Value
	Loaned Securities	Collateral
S&P 100 Index Fund	1,756,100	1,808,146
NYSE Arca Tech 100 Index Fund	75,983,124	78,664,408
Dow Jones Equity Income 100 Plus Fund	0	0
Dow Jones U.S. Health Care 100 Plus Fund	4,338,513	4,483,240
Dow Jones U.S. Financial 100 Plus Fund	3,377,685	3,478,534
Strategic Allocation Fund	0	0
Geneva Growth Fund	86,828,779	89,381,285
Wisconsin Tax-Exempt Fund	0	0
Cash Reserve Fund	0	0

Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. The Registrant's management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 25th day of September, 2007.

NORTH TRACK FUNDS, INC.

By: /s/ Brian K. Andrew
Brian K. Andrew, CFA, President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 25th day of September, 2007.

By: /s/ Brian K. Andrew
Brian K. Andrew, CFA, President (Principal Executive Officer)

By:  /s/ Caroline M. Probst
Caroline M. Probst, Chief Financial Officer and Treasurer
(Principal Financial Officer)